Postretirement Health Care Estimated Future Benefit Payments (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Defined Benefit Postretirement Health Coverage
Schedule of Other Postretirement Benefits Expected Benefit Payments[Line Items]
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2012	$ 3.7
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2013	4.2
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2014	4.5
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2015	4.6
TOTAL POSTRETIREMENT MEDICAL BENEFITS - 2016	4.7
TOTAL POSTRETIREMENT MEDICAL BENEFITS 2017-2021	22.4
Medicare Part D Subsidy
Schedule of Other Postretirement Benefits Expected Benefit Payments[Line Items]
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2012	(0.6)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2013	(0.7)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2014	(0.8)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2015	(0.9)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2016	(1.0)
EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT - 2017-2021	$ (5.0)